Related Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Aug. 01, 2024 SGD ($)
Springview Contracts Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Received payment	$ 125,941		$ 1,000,000	$ 92,183
Mr.Heng Kong Chuan [Member]
Related Party Balances and Transactions [Line Items]
Repayment of related party debt			212,051
Proceeds from repayment of related party debt	65,449	$ 47,905
Working capital loan facility					$ 1,500,000
Borrowings (in Dollars)				$ 154,155
China International Corporate Management [Member]
Related Party Balances and Transactions [Line Items]
Received proceeds from related party	384,919	281,744	$ 584,328
Mr. Zhuo Wang [Member]
Related Party Balances and Transactions [Line Items]
Payment of expenses	$ 969,247	$ 709,448